CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 3,409,429	$ 272,705
Contract assets		62,273
Accounts receivable	48,045	10,877
Deferred expenses	4,941	185,084
Prepaid expenses and other current assets	35,261	33,569
Total Current Assets	3,497,676	564,508
Restricted cash	103,188	103,149
Property and equipment, net	894,967	986,407
Total Assets	4,495,831	1,654,064
Current Liabilities:
Accounts payable and accrued expenses	119,205	187,046
Loan payable – short term	77,278	53,858
Deferred revenue	30,000	260,447
Total Current Liabilities	226,483	501,351
Loans payable – long term	554,853	621,600
Total liabilities	781,336	1,122,951
Commitments and contingencies (Note 8)
Stockholders’ Equity:
Preferred stock, $0.0001 par value, 5,000,000 shares authorized; 0 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively
Common stock, $0.0001 par value, 45,000,000 shares authorized, 12,726,911 and 11,429,661 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	1,272	1,143
Additional paid-in capital	9,837,157	4,046,370
Accumulated deficit	(6,123,934)	(3,516,400)
Total Stockholders’ Equity	3,714,495	531,113
Total Liabilities and Stockholders’ Equity	$ 4,495,831	$ 1,654,064